Leases (Tables)	9 Months Ended
Sep. 30, 2023
Lessee Disclosure [Abstract]
Summary of Future Operating Lease Payments Due
Future minimum lease payments for all leases, net of $11.0 million expected to be received and intended to be used related to the remaining tenant improvement allowance and rent credits associated with the 60 First Street Lease, as of September 30, 2023 were as follows (in thousands):

As of September 30, 2023
Remaining of 2023	$548
2024	(8,956)
2025	6,247
2026	7,341
2027	7,557
Thereafter	52,498

Total future minimum lease payments	65,235
Less: interest	(34,015)

Present value of operating lease liabilities	$31,220

Summary of Lease Cost
The following table summarizes the effect of lease costs in the Company’s condensed consolidated statement of operations and comprehensive loss of its operating leases (in thousands):

	Nine Months Ended September 30,
	2023	2022
Operating lease costs	$4,335	$1,648
Variable lease costs	742	534

Total lease costs	$5,077	$2,182